FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Statement [Line Items]
Financial Assets And Liabilities	$ 200	$ 500
Description Of Exchange Rate	then changing the rate by 10%. Management determined 10% is a ‘reasonably possible’ change in foreign currency rates by considering the approximate change in rates in the prior twelve months. The rate used in 2020 was 5%, and the amounts above have been recast to reflect the impact if 10% was used for comparative purposes.
Restricted Cash	$ 0	2
Credit risk
Statement [Line Items]
Restricted Cash	15,500	37,600
Cash	$ 15,400	37,400
Cash Held Amount		$ 200